UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22384

Nile Capital Investment Trust

(Exact name of registrant as specified in charter)

152 West 57th Floor,        New York, NY 10019

(Address of principal executive offices)(Zip code)

James Ash

Gemini Fund Services, LLC., 450 Wireless Blvd, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:   877-682-3742

Date of fiscal year end:   3/31

Date of reporting period:   12/31/11

Item 1.  Schedule of Investments.

Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2011
Shares		Market Value
	COMMON STOCK - 91.65%
	AUTO PARTS & EQUIPMENT - 2.74%
48,638	Invicta Holdings Ltd.	$ 299,253	2.739%

	BANKS - 11.24%
2,700,000	First Bank of Nigeria PLC	148,059
134,598	Ghana Commercial Bank Ltd.	151,879
3,350,000	Guaranty Trust Bank PLC	294,132
57,400	Mauritius Commercial Bank	326,603
4,100,000	Zenith Bank PLC	307,690
		1,228,363	11.243%

	BEVERAGES - 0.73%
51,786	Guinness Nigeria PLC	79,769	0.730%

	CHEMICALS - 4.29%
9,900	Sasol Ltd.	469,260	4.295%

	COMPUTERS - 3.47%
280,067	Pinnacle Technology Holdings Ltd.	379,650	3.475%

	ENGINEERING & CONSTRUCTION - 4.73%
182,834	Consolidated Infrastructure Group Ltd. *	226,341
8,700	Orascom Construction Industries	290,135
		516,476	4.727%
	FOOD - 11.48%
1,020,371	Flour Mills of Nigeria PLC	411,481
30	Nestle Foods Nigeria PLC	82
31,300	Spar Group Ltd.	420,766
13,600	Tiger Brands Ltd.	422,388
		1,254,717	11.484%
	HOLDING COMPANIES-DIVERSIFIED - 6.81%
70,974	AVI Ltd.	348,992
42,424	Barloworld Ltd.	394,577
		743,569	6.806%
	HOME FURNISHINGS - 0.46%
291,732	PZ Cussons Nigeria PLC	50,330	0.461%

	MINING - 22.02%
109,000	African Minerals Ltd. *	744,963
9,793	Anglo American PLC	361,881
67,584	Avocet Mining PLC	193,685
75,000	Banro Corp. *	277,500
2,600,000	Beacon Hill Resources PLC *	397,800
21,800	First Quantum Minerals Ltd.	429,784
		2,405,613	22.017%
	OIL & GAS - 10.15%
381,000	Afren PLC *	507,179
334,219	Cove Energy PLC *	602,205
		1,109,384	10.154%
	PHARMACEUTICALS - 2.60%
50,400	Egyptian International Pharmaceutical Industrial Co.	284,015	2.599%

	RETAIL - 10.93%
27,572	Cashbuild Ltd.	402,770
333	Label Vie *	53,578
1,627,882	UAC of Nigeria PLC	312,738
88,000	Woolworths Holdings Ltd.	424,868
		1,193,954	10.928%

	TOTAL COMMON STOCK	10,014,353	91.656%
	(Cost - $10,822,570)

	SHORT-TERM INVESTMENT - 0.28%
30,383	Invesco Short-Term Investments Trust Liquid Assets Portfolio, 0.02% +	30,383	0.278%
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $30,383)

	TOTAL INVESTMENTS - 91.93%
	(Cost - $10,852,953) (a)	$ 10,044,736	91.934%
	OTHER ASSETS & LIABILITIES - 8.07%	881,242	8.066%
	NET ASSETS - 100.00%	$ 10,925,978	100.000%

* Non-income producing security.
+ Money market fund; interest rate reflects the seven-day effective yield on December 31, 2011.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation		$ 152,457
Unrealized Depreciation		(960,674)
Net Unrealized Depreciation		$ (808,217)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$ 10,014,353	$ -	$ -	$ 10,014,353
Short-Term Investment	30,383	-	-	30,383
Total	$ 10,044,736	$ -	$ -	$ 10,044,736
The Fund did not hold any Level 3 securities during the period.

There were no significant transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*Please refer to the Portoflio of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nile Capital Investment Trust

By (Signature and Title)

/s/ Larry Seruma

Larry Seruma, President

Date

2/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Larry Seruma

Larry Seruma, President

Date

2/29/12

By (Signature and Title)

/s/ Yenan Chen

       Yenan Chen, Secretary and Treasurer

Date

2/29/12